Credit Risk Profile by Industry Sector IFRS 9 (Detail) - IFRS 9 [Member] € in Millions	Dec. 31, 2018 EUR (€)
Total | Credit Risk Profile [Domain Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	€ 1,251
Mining and quarrying	12,113
Manufacturing	91,389
Electricity, gas, steam and air conditioning supply	11,527
Water supply, sewerage, waste management and remediation activities	1,670
Construction	11,165
Wholesale and retail trade, repair of motor vehicles and motorcycles	41,938
Transport and storage	14,308
Accommodation and food service activities	4,254
Information and communication	26,810
Financial and insurance activities	312,035
Real estate activities	43,903
Professional, scientific and technical activities	13,275
Administrative and support service activities	14,599
Public administration and defense, compulsory social security	108,165
Education	1,275
Human health services and social work activities	6,381
Arts, entertainment and recreation	2,273
Other service activities	11,371
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	218,735
Activities of extraterritorial organizations and bodies	790
Total	949,227
Loans [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	640	[1]
Mining and quarrying	2,995	[1]
Manufacturing	28,342	[1]
Electricity, gas, steam and air conditioning supply	3,210	[1]
Water supply, sewerage, waste management and remediation activities	867	[1]
Construction	3,902	[1]
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,293	[1]
Transport and storage	5,774	[1]
Accommodation and food service activities	2,026	[1]
Information and communication	4,372	[1]
Financial and insurance activities	77,628	[1]
Real estate activities	33,432	[1]
Professional, scientific and technical activities	6,590	[1]
Administrative and support service activities	7,381	[1]
Public administration and defense, compulsory social security	8,917	[1]
Education	698	[1]
Human health services and social work activities	3,483	[1]
Arts, entertainment and recreation	859	[1]
Other service activities	4,720	[1]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	188,407	[1]
Activities of extraterritorial organizations and bodies	1	[1]
Total	404,537	[1]
Loans [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	15
Mining and quarrying	563
Manufacturing	786
Electricity, gas, steam and air conditioning supply	284
Water supply, sewerage, waste management and remediation activities	28
Construction	495
Wholesale and retail trade, repair of motor vehicles and motorcycles	488
Transport and storage	647
Accommodation and food service activities	40
Information and communication	505
Financial and insurance activities	3,530
Real estate activities	1,538
Professional, scientific and technical activities	239
Administrative and support service activities	338
Public administration and defense, compulsory social security	1,160
Education	1
Human health services and social work activities	104
Arts, entertainment and recreation	71
Other service activities	520
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	85
Activities of extraterritorial organizations and bodies	25
Total	11,462
Loans [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	0
Mining and quarrying	0
Manufacturing	7
Electricity, gas, steam and air conditioning supply	57
Water supply, sewerage, waste management and remediation activities	0
Construction	0
Wholesale and retail trade, repair of motor vehicles and motorcycles	215
Transport and storage	48
Accommodation and food service activities	0
Information and communication	29
Financial and insurance activities	11,845
Real estate activities	88
Professional, scientific and technical activities	0
Administrative and support service activities	169
Public administration and defense, compulsory social security	203
Education	0
Human health services and social work activities	0
Arts, entertainment and recreation	0
Other service activities	77
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	2
Activities of extraterritorial organizations and bodies	0
Total	12,741
Loans [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	[2]
Mining and quarrying	141	[2]
Manufacturing	1,831	[2]
Electricity, gas, steam and air conditioning supply	3	[2]
Water supply, sewerage, waste management and remediation activities	0	[2]
Construction	25	[2]
Wholesale and retail trade, repair of motor vehicles and motorcycles	875	[2]
Transport and storage	79	[2]
Accommodation and food service activities	28	[2]
Information and communication	374	[2]
Financial and insurance activities	882	[2]
Real estate activities	95	[2]
Professional, scientific and technical activities	190	[2]
Administrative and support service activities	34	[2]
Public administration and defense, compulsory social security	472	[2]
Education	0	[2]
Human health services and social work activities	31	[2]
Arts, entertainment and recreation	21	[2]
Other service activities	10	[2]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	[2]
Activities of extraterritorial organizations and bodies	0	[2]
Total	5,092	[2]
Off-balance sheet [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	541	[3]
Mining and quarrying	6,094	[3]
Manufacturing	45,296	[3]
Electricity, gas, steam and air conditioning supply	4,908	[3]
Water supply, sewerage, waste management and remediation activities	399	[3]
Construction	3,638	[3]
Wholesale and retail trade, repair of motor vehicles and motorcycles	14,380	[3]
Transport and storage	5,059	[3]
Accommodation and food service activities	1,761	[3]
Information and communication	17,277	[3]
Financial and insurance activities	62,739	[3]
Real estate activities	5,375	[3]
Professional, scientific and technical activities	4,172	[3]
Administrative and support service activities	4,835	[3]
Public administration and defense, compulsory social security	978	[3]
Education	76	[3]
Human health services and social work activities	1,862	[3]
Arts, entertainment and recreation	873	[3]
Other service activities	2,406	[3]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	29,372	[3]
Activities of extraterritorial organizations and bodies	7	[3]
Total	212,049	[3]
Off-balance sheet [Member] | Contingent liabilities [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	40
Mining and quarrying	1,505
Manufacturing	11,985
Electricity, gas, steam and air conditioning supply	1,563
Water supply, sewerage, waste management and remediation activities	155
Construction	2,089
Wholesale and retail trade, repair of motor vehicles and motorcycles	5,058
Transport and storage	920
Accommodation and food service activities	195
Information and communication	2,061
Financial and insurance activities	22,191
Real estate activities	221
Professional, scientific and technical activities	1,708
Administrative and support service activities	451
Public administration and defense, compulsory social security	48
Education	18
Human health services and social work activities	124
Arts, entertainment and recreation	38
Other service activities	708
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	522
Activities of extraterritorial organizations and bodies	6
Total	51,605
OTC derivatives [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	5	[4]
Mining and quarrying	210	[4]
Manufacturing	1,378	[4]
Electricity, gas, steam and air conditioning supply	452	[4]
Water supply, sewerage, waste management and remediation activities	181	[4]
Construction	338	[4]
Wholesale and retail trade, repair of motor vehicles and motorcycles	317	[4]
Transport and storage	1,017	[4]
Accommodation and food service activities	158	[4]
Information and communication	793	[4]
Financial and insurance activities	17,415	[4]
Real estate activities	1,084	[4]
Professional, scientific and technical activities	47	[4]
Administrative and support service activities	628	[4]
Public administration and defense, compulsory social security	2,088	[4]
Education	362	[4]
Human health services and social work activities	239	[4]
Arts, entertainment and recreation	13	[4]
Other service activities	157	[4]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	347	[4]
Activities of extraterritorial organizations and bodies	188	[4]
Total	27,417	[4]
Debt securities [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	[5]
Mining and quarrying	119	[5]
Manufacturing	472	[5]
Electricity, gas, steam and air conditioning supply	374	[5]
Water supply, sewerage, waste management and remediation activities	5	[5]
Construction	35	[5]
Wholesale and retail trade, repair of motor vehicles and motorcycles	87	[5]
Transport and storage	100	[5]
Accommodation and food service activities	21	[5]
Information and communication	168	[5]
Financial and insurance activities	2,771	[5]
Real estate activities	84	[5]
Professional, scientific and technical activities	23	[5]
Administrative and support service activities	38	[5]
Public administration and defense, compulsory social security	797	[5]
Education	0	[5]
Human health services and social work activities	0	[5]
Arts, entertainment and recreation	0	[5]
Other service activities	43	[5]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	[5]
Activities of extraterritorial organizations and bodies	62	[5]
Total	5,199	[5]
Debt securities [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	9
Mining and quarrying	481
Manufacturing	1,245
Electricity, gas, steam and air conditioning supply	631
Water supply, sewerage, waste management and remediation activities	36
Construction	585
Wholesale and retail trade, repair of motor vehicles and motorcycles	224
Transport and storage	608
Accommodation and food service activities	25
Information and communication	724
Financial and insurance activities	18,102
Real estate activities	1,928
Professional, scientific and technical activities	306
Administrative and support service activities	160
Public administration and defense, compulsory social security	63,468
Education	121
Human health services and social work activities	474
Arts, entertainment and recreation	398
Other service activities	2,691
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0
Activities of extraterritorial organizations and bodies	448
Total	92,664
Debt securities [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	[6]
Mining and quarrying	5	[6]
Manufacturing	47	[6]
Electricity, gas, steam and air conditioning supply	45	[6]
Water supply, sewerage, waste management and remediation activities	0	[6]
Construction	59	[6]
Wholesale and retail trade, repair of motor vehicles and motorcycles	1	[6]
Transport and storage	55	[6]
Accommodation and food service activities	0	[6]
Information and communication	505	[6]
Financial and insurance activities	16,219	[6]
Real estate activities	23	[6]
Professional, scientific and technical activities	0	[6]
Administrative and support service activities	0	[6]
Public administration and defense, compulsory social security	27,892	[6]
Education	0	[6]
Human health services and social work activities	63	[6]
Arts, entertainment and recreation	0	[6]
Other service activities	26	[6]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	[6]
Activities of extraterritorial organizations and bodies	54	[6]
Total	44,993	[6]
Repo and repo-style transactions [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	[7],[8]
Mining and quarrying	0	[7],[8]
Manufacturing	0	[7],[8]
Electricity, gas, steam and air conditioning supply	0	[7],[8]
Water supply, sewerage, waste management and remediation activities	0	[7],[8]
Construction	0	[7],[8]
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	[7],[8]
Transport and storage	0	[7],[8]
Accommodation and food service activities	0	[7],[8]
Information and communication	0	[7],[8]
Financial and insurance activities	10,668	[7],[8]
Real estate activities	6	[7],[8]
Professional, scientific and technical activities	0	[7],[8]
Administrative and support service activities	434	[7],[8]
Public administration and defense, compulsory social security	510	[7],[8]
Education	0	[7],[8]
Human health services and social work activities	0	[7],[8]
Arts, entertainment and recreation	0	[7],[8]
Other service activities	0	[7],[8]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	[7],[8]
Activities of extraterritorial organizations and bodies	0	[7],[8]
Total	11,618	[7],[8]
Repo and repo-style transactions [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	[7]
Mining and quarrying	0	[7]
Manufacturing	0	[7]
Electricity, gas, steam and air conditioning supply	0	[7]
Water supply, sewerage, waste management and remediation activities	0	[7]
Construction	0	[7]
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	[7]
Transport and storage	0	[7]
Accommodation and food service activities	0	[7]
Information and communication	0	[7]
Financial and insurance activities	66,949	[7]
Real estate activities	28	[7]
Professional, scientific and technical activities	0	[7]
Administrative and support service activities	131	[7]
Public administration and defense, compulsory social security	1,631	[7]
Education	0	[7]
Human health services and social work activities	0	[7]
Arts, entertainment and recreation	0	[7]
Other service activities	13	[7]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	[7]
Activities of extraterritorial organizations and bodies	0	[7]
Total	68,752	[7]
Repo and repo-style transactions [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	[7],[9]
Mining and quarrying	0	[7],[9]
Manufacturing	0	[7],[9]
Electricity, gas, steam and air conditioning supply	0	[7],[9]
Water supply, sewerage, waste management and remediation activities	0	[7],[9]
Construction	0	[7],[9]
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	[7],[9]
Transport and storage	0	[7],[9]
Accommodation and food service activities	0	[7],[9]
Information and communication	0	[7],[9]
Financial and insurance activities	1,097	[7],[9]
Real estate activities	0	[7],[9]
Professional, scientific and technical activities	0	[7],[9]
Administrative and support service activities	0	[7],[9]
Public administration and defense, compulsory social security	0	[7],[9]
Education	0	[7],[9]
Human health services and social work activities	0	[7],[9]
Arts, entertainment and recreation	0	[7],[9]
Other service activities	0	[7],[9]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	[7],[9]
Activities of extraterritorial organizations and bodies	0	[7],[9]
Total	€ 1,097	[7],[9]

[1]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to EUR 9.1 billion as of December 31, 2018.
[2]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to EUR 1 million as of December 31, 2018
[3]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to EUR 599 million as of December 31, 2018.
[4]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to EUR 73 million as of December 31, 2018.
[6]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to EUR 2 million as of December 31, 2018.
[7]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to EUR 0 as of December 31, 2018.
[9]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to EUR 0 as of December 31, 2018.